EARN-OUT OBLIGATION (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2012
Earn-Out Obligation as of January 1, 2011	$ 73,100
Increase in fair value during 2011 with a charge to the consolidated statement of operations and comprehensive income	17,300
Reclassification of Earn-Out Obligation from liability to equity for the amendments of earn-out provision	(90,400)
Earn-Out Obligation as of December 31, 2011 and June 30, 2012	$ 0